Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	COPLEY FUND, INC.
Entity Central Index Key	0000721291
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 29, 2022
Document Effective Date	Jun. 29, 2022
Prospectus Date	Jun. 29, 2022
COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/
Prospectus:
Trading Symbol	COPLX